Pay vs Performance Disclosure		12 Months Ended
		Nov. 26, 2023 USD ($) $ / shares	Nov. 27, 2022 USD ($) $ / shares	Nov. 28, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and company performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(4)
YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($) (b)	COMPENSATION ACTUALLY PAID TO PEO(1)(2)(3) ($) (c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(1) ($) (d)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(1)(2)(3) ($) (e)	TSR ($) (f)	PEER GROUP TSR ($) (g)	NET INCOME ($ MILLIONS) (h)	ADJUSTED EBIT(5) (i)
2023	15,623,233	10,937,841	12,641,859	11,084,803	85.76	52.63	249.60	554.80
2022	15,867,418	(5,530,077)	3,661,501	(417,726)	86.99	67.28	569.10	713.00
2021	16,331,831	33,799,905	4,553,330	6,965,116	143.37	113.04	553.54	712.90

(1)	Charles (“Chip”) V. Bergh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Harmit Singh	Harmit Singh	Harmit Singh
Elizabeth O’Neill	Elizabeth O’Neill	Elizabeth O’Neill
Seth Ellison	Seth Ellison	Michelle Gass
Jennifer Sey	Seth Jaffe	Tracy Layney

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Total column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	SUMMARY COMPENSATION TABLE TOTAL MR. BERGH ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MR. BERGH ($)	INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)	COMPENSATION ACTUALLY PAID TO MR. BERGH ($)
2023	15,623,233	(11,949,250)	7,263,858	10,937,841
2022	15,867,418	(10,799,892)	(10,597,603)	(5,530,077)
2021	16,331,831	(10,140,242)	27,608,316	33,799,905

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2023	12,641,859	(8,612,826)	7,055,770	11,084,803
2022	3,661,501	(1,707,875)	(2,371,352)	(417,726)
2021	4,553,330	(1,633,689)	4,045,475	6,965,116

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MR. BERGH ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)
2023	8,810,937	(2,083,319)	536,240	7,263,858
2022	7,226,837	(13,434,058)	(4,390,382)	(10,597,603)
2021	12,996,411	13,445,458	1,166,447	27,608,316

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON- PEO NEOS ($)	TOTAL – AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2023	6,286,038	(222,757)	939,435	53,054	7,055,770
2022	605,030	(2,269,579)	0	(706,803)	(2,371,352)
2021	1,732,840	2,123,938	0	188,697	4,045,475

(4)	The Peer Group TSR set forth in this table utilizes the S&P 500 Apparel, Accessories and Luxury Goods, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended November 26, 2023. The comparison assumes $100 was invested for the period starting November 29, 2020, through the end of the listed year in the company and in the S&P 500 Apparel, Accessories and Luxury Goods, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted EBIT to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		Adjusted EBIT
Named Executive Officers, Footnote [Text Block]

(1)	Charles (“Chip”) V. Bergh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Harmit Singh	Harmit Singh	Harmit Singh
Elizabeth O’Neill	Elizabeth O’Neill	Elizabeth O’Neill
Seth Ellison	Seth Ellison	Michelle Gass
Jennifer Sey	Seth Jaffe	Tracy Layney

PEO Total Compensation Amount	[1]	$ 15,623,233	$ 15,867,418	$ 16,331,831
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 10,937,841	(5,530,077)	33,799,905
Adjustment To PEO Compensation, Footnote [Text Block]

Year	SUMMARY COMPENSATION TABLE TOTAL MR. BERGH ($)	EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR MR. BERGH ($)	INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)	COMPENSATION ACTUALLY PAID TO MR. BERGH ($)
2023	15,623,233	(11,949,250)	7,263,858	10,937,841
2022	15,867,418	(10,799,892)	(10,597,603)	(5,530,077)
2021	16,331,831	(10,140,242)	27,608,316	33,799,905

YEAR	YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR MR. BERGH ($)	CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR MR. BERGH ($)	TOTAL - INCLUSION OF EQUITY VALUES FOR MR. BERGH ($)
2023	8,810,937	(2,083,319)	536,240	7,263,858
2022	7,226,837	(13,434,058)	(4,390,382)	(10,597,603)
2021	12,996,411	13,445,458	1,166,447	27,608,316

Non-PEO NEO Average Total Compensation Amount	[1]	$ 12,641,859	3,661,501	4,553,330
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 11,084,803	(417,726)	6,965,116
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

YEAR	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS FOR NON-PEO NEOS ($)	AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)
2023	12,641,859	(8,612,826)	7,055,770	11,084,803
2022	3,661,501	(1,707,875)	(2,371,352)	(417,726)
2021	4,553,330	(1,633,689)	4,045,475	6,965,116

YEAR	AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS FOR NON-PEO NEOS ($)	AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR FOR NON-PEO NEOS ($)	AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR FOR NON- PEO NEOS ($)	TOTAL – AVERAGE INCLUSION OF EQUITY VALUES FOR NON-PEO NEOS ($)
2023	6,286,038	(222,757)	939,435	53,054	7,055,770
2022	605,030	(2,269,579)	0	(706,803)	(2,371,352)
2021	1,732,840	2,123,938	0	188,697	4,045,475

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR (11/29/2020 Indexed to $ 100)

Compensation Actually Paid vs. Net Income [Text Block]		PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBIT
Total Shareholder Return Vs Peer Group [Text Block]
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR (11/29/2020 Indexed to $ 100)

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to company performance. The measures in this table are not ranked.

PERFORMANCE MEASURES
Adjusted Earnings Before Income and Taxes (EBIT)
Net Revenues
Cash Conversion Cycle

Total Shareholder Return Amount	[4]	$ 85.76	86.99	143.37
Peer Group Total Shareholder Return Amount	[4]	52.63	67.28	113.04
Net Income (Loss) Attributable to Parent		$ 249,600,000	$ 569,100,000	$ 553,540,000
Company Selected Measure Amount | $ / shares	[5]	554.80	713.00	712.90
PEO Name		Charles (“Chip”) V. Bergh	Charles (“Chip”) V. Bergh	Charles (“Chip”) V. Bergh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Before Income and Taxes (EBIT)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cash Conversion Cycle
PEO [Member] | EXCLUSION OF STOCK AWARDS AND OPTION AWARDS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (11,949,250)	$ (10,799,892)	$ (10,140,242)
PEO [Member] | INCLUSION OF EQUITY VALUES
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,263,858	(10,597,603)	27,608,316
PEO [Member] | YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,810,937	7,226,837	12,996,411
PEO [Member] | CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,083,319)	(13,434,058)	13,445,458
PEO [Member] | CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		536,240	(4,390,382)	1,166,447
Non-PEO NEO [Member] | AVERAGE EXCLUSION OF STOCK AWARDS AND OPTION AWARDS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,612,826)	(1,707,875)	(1,633,689)
Non-PEO NEO [Member] | AVERAGE INCLUSION OF EQUITY VALUES
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,055,770	(2,371,352)	4,045,475
Non-PEO NEO [Member] | AVERAGE YEAR-END FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT REMAINED UNVESTED AS OF LAST DAY OF YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,286,038	605,030	1,732,840
Non-PEO NEO [Member] | AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO LAST DAY OF YEAR OF UNVESTED EQUITY AWARDS
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(222,757)	(2,269,579)	2,123,938
Non-PEO NEO [Member] | AVERAGE VESTING-DATE FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT VESTED DURING YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		939,435	0	0
Non-PEO NEO [Member] | AVERAGE CHANGE IN FAIR VALUE FROM LAST DAY OF PRIOR YEAR TO VESTING DATE OF UNVESTED EQUITY AWARDS THAT VESTED DURING YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 53,054	$ (706,803)	$ 188,697

[1]	Charles (“Chip”) V. Bergh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs. These amounts reflect the Total column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the S&P 500 Apparel, Accessories and Luxury Goods, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended November 26, 2023. The comparison assumes $100 was invested for the period starting November 29, 2020, through the end of the listed year in the company and in the S&P 500 Apparel, Accessories and Luxury Goods, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Adjusted EBIT to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.